Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–145.53%(a)
Alabama–1.00%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 140	$ 139,385
Series 2016, RB	5.75%	06/01/2045	25	22,266
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,391,819
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	925	982,891
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	930,121
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,399,466
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	824,538
				5,690,486
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	347,817
Arizona–3.10%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,072,955
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	229,227
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,046,002
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,206,600
Series 2017, Ref. RB	5.00%	11/15/2045	835	680,353
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	671,949
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	520,562
Series 2021, RB(c)	4.00%	07/01/2051	875	698,550
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	2,850	3,037,183
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	450,766
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	316,284
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,076,096
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,065	3,294,487
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	764,627
Series 2007, RB	5.00%	12/01/2037	2,435	2,586,319
				17,651,960
Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	489,669
California–22.64%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,570	2,355,005
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	5,770	3,637,049
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,390	1,294,546
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,680	2,110,052
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,590	1,233,124
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,075	3,403,458
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,310	2,447,588
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,115	984,307
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 35	$ 35,434
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,590	276,853
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	3,995	4,253,526
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,500,474
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2024 A, RB	5.25%	12/01/2049	570	615,406
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,727,713
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,711	3,567,499
Series 2023-1, RB	4.38%	09/20/2036	760	751,389
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	1,720	1,832,591
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,340	3,557,375
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	174,856
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,308,820
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2046	500	479,151
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2047	885	881,899
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	214,762
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(h)	5.00%	07/01/2027	680	686,193
Series 2012, RB(c)(h)	5.00%	07/01/2030	200	201,650
Series 2012, RB(c)(h)	5.00%	07/01/2037	2,060	2,065,501
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,420	2,423,178
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	954,262
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,010	2,110,694
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	695	580,208
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	580,984
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	475	402,057
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2040	4,685	2,362,645
Series 2009, GO Bonds(e)	0.00%	08/01/2041	4,965	2,366,961
Series 2009, GO Bonds(e)	0.00%	08/01/2042	5,265	2,381,655
Series 2009, GO Bonds(e)	0.00%	08/01/2043	3,460	1,485,047
Series 2009, GO Bonds(e)	0.00%	08/01/2044	4,825	1,963,076
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	1,775	1,375,074
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	1,980	1,474,494
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	1,355	148,186
Los Angeles (City of), CA Department of Airports;
Series 2021, Ref. RB(b)(g)(h)	5.00%	11/15/2031	5	5,392
Series 2021, Ref. RB(h)	5.00%	05/15/2046	1,995	2,072,196
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2037	1,665	1,857,514
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,220	2,359,581
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,985	1,362,177
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,955	3,276,748
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,273,937
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,875	2,475,168
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	4,025	2,483,221
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,590	934,221
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2027	4,005	3,580,098
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	5,000	3,871,935
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	$ 5,110	$ 4,862,907
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,570,099
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	4.00%	08/01/2048	1,125	1,072,395
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,885	1,804,347
Series 2021 A, RB	5.00%	07/01/2056	1,900	1,994,468
Series 2023 B, RB(h)	5.00%	07/01/2048	2,300	2,388,546
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	645	669,094
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	3,300	2,630,320
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,295	1,242,900
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,255	1,322,198
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	15,570	11,539,266
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	5,725	4,071,931
				128,929,732
Colorado–6.09%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	4.25%	12/01/2043	2,250	2,207,160
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	466,259
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	711,223
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	881,328
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,420,439
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	562,979
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,583,881
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,562,626
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,455,546
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(g)	5.00%	07/24/2024	500	515,621
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,444,958
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	4,160	4,201,850
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,635	1,671,134
Series 2022 A, RB(h)	5.00%	11/15/2047	1,895	1,968,340
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	377,581
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,915	1,917,096
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	735	623,540
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	546,342
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	715,628
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	489,166
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	471,670
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	430	406,091
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	333,573
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,282,281
				34,658,279
District of Columbia–3.52%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,575	1,685,222
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	561,973
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,475	5,765,084
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	2,952,612
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,444,346
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	$ 6,995	$ 7,626,968
				20,036,205
Florida–10.19%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(c)(k)	6.50%	11/15/2033	100	84,314
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	427,431
Broward (County of), FL;
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,354,378
Series 2019 B, RB(h)	4.00%	09/01/2044	790	742,319
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	5,805	5,594,304
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	2,124,681
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,465	1,607,474
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,140,798
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,270	1,293,670
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,157,057
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(h)	12.00%	07/15/2028	900	936,000
Series 2024, Ref. RB(h)	5.00%	07/01/2041	750	771,099
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.00%	07/01/2044	2,300	2,368,939
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2047	1,715	1,782,958
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2053	770	794,814
Series 2024, Ref. RB(h)	5.50%	07/01/2053	750	780,497
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,305	2,554,046
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	485	487,387
Series 2019 A, RB(h)	4.00%	10/01/2044	2,500	2,333,932
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,300	2,331,197
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	572,514
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	244,021
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	889,282
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	970	1,033,582
Series 2022, RB	5.25%	08/01/2049	1,575	1,652,868
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	846,096
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,222,152
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	460	482,455
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	1,955	2,035,048
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,305	2,179,411
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	980	881,612
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,500,014
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,215	2,314,176
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	342,550
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	401,669
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	134,054
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	430	91,196
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	365	68,974
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,148,500
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	701,956
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	500,323
Series 2014 A, RB	5.00%	07/01/2027	500	500,350
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,198,862
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	$ 5,270	$ 1,454,333
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(d)	6.00%	10/01/2029	2,000	2,271,128
				58,026,739
Georgia–1.78%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	4,345	4,214,348
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,049,241
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,163,768
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,125,417
Series 2024 A, RB(b)	5.00%	09/01/2031	1,540	1,628,921
				10,164,135
Hawaii–0.67%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2042	1,335	1,424,072
Series 2024, RB	5.50%	07/01/2052	2,220	2,394,760
				3,818,832
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,288,233
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,805	1,787,716
Series 2024, RB	5.00%	08/15/2048	1,570	1,686,903
				4,762,852
Illinois–4.83%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	618,006
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	386,053
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	310,650
Series 2014, RB	5.00%	11/01/2039	775	776,233
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,106,488
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,923,145
Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB(h)	5.00%	01/01/2042	2,500	2,517,562
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,034,100
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2037	1,000	1,000,394
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	1,470	1,498,637
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,000,674
Series 2014, GO Bonds	5.00%	05/01/2036	750	750,555
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	259,187
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,782,926
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,167,188
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,066,659
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	340	340,331
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	563,260
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $57,424)(k)	5.00%	11/01/2040	55	45,155
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $970,542)(k)	5.00%	11/01/2049	1,155	854,094
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,403,992
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	790	747,515
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	175	172,746
Series 2017, Ref. RB	5.25%	02/15/2037	190	191,553
				27,517,103
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–0.55%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	$ 925	$ 876,405
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	414,990
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	215	215,031
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,565	1,638,040
				3,144,466
Iowa–0.63%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	414,365
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,142,695
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	1,575	1,639,074
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	251,295
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	160,592
				3,608,021
Kansas–0.37%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,383,198
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	740,350
				2,123,548
Kentucky–1.27%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	630	630,375
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(l)	4.76%	02/01/2025	670	670,221
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,013,686
Series 2015 A, RB	5.00%	07/01/2040	895	895,405
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,201,304
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,173,374
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,540	1,640,928
				7,225,293
Louisiana–0.32%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	780	689,267
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,120	1,121,592
				1,810,859
Maryland–0.39%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	930,271
Series 2017 A, RB(c)	4.50%	02/15/2047	500	449,115
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	670,303
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	157,046
				2,206,735
Massachusetts–3.03%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	9,950	10,450,973
Series 2024, RB(f)	5.00%	06/01/2053	4,790	5,117,474
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	620	654,404
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	995	1,032,459
				17,255,310
Michigan–4.04%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	282,613
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2038	$ 1,500	$ 1,499,925
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	614,921
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	3,335	3,625,743
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,355	4,862,724
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(f)	5.00%	04/15/2041	2,655	2,712,767
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	565,330
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	565,307
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	153,337
Series 2020, Ref. RB	5.00%	06/01/2045	465	421,218
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,575	3,626,522
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,843,846
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 08/27/2019; Cost $389,929)(c)(k)(m)	5.00%	07/01/2026	380	357,033
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,895	1,888,667
				23,019,953
Minnesota–0.40%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	358,461
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,540	1,644,830
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	292,492
				2,295,783
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	635,237
Missouri–2.59%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,972,886
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	6,155	6,291,297
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	945	963,882
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	372,437
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	316,715
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	1,000	996,645
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,376,118
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,747,787
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	685,825
				14,723,592
Nebraska–0.51%
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	801,548
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	1,960	2,109,945
				2,911,493
Nevada–0.90%
Clark County Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	4,845	5,152,163
New Hampshire–0.66%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	280	266,628
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,537	1,472,767
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,051,921
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	$ 935	$ 951,723
				3,743,039
New Jersey–4.19%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	200	200,233
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2026	1,000	1,001,051
Series 2013, RB(h)	5.38%	01/01/2043	1,230	1,230,493
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,334,015
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	8,435	7,664,491
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	924,972
Series 2018 A, RN(f)(i)	5.00%	06/15/2029	1,505	1,539,335
Series 2018 A, RN(f)(i)	5.00%	06/15/2030	515	525,828
Series 2022, RB	5.25%	06/15/2046	1,305	1,408,683
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,813,002
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,622,386
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,585,736
				23,850,225
New Mexico–0.13%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	718,068
New York–17.65%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,284,816
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	538,845
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,120	1,089,329
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,309,080
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,200	1,933,246
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,340	2,478,216
Subseries 2022 D-1, RB(f)	5.25%	05/01/2038	1,275	1,421,408
Subseries 2022 D-1, RB(f)	5.25%	05/01/2042	2,165	2,373,686
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,415	1,542,610
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,498,856
Series 2020 BB-1, RB	5.00%	06/15/2050	3,205	3,361,319
Series 2020, Ref. RB	5.00%	06/15/2050	1,620	1,699,013
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	779,383
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,187,113
Series 2024 B, RB	4.38%	05/01/2053	2,000	1,952,587
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,761,754
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	1,805	1,979,380
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,215,761
New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,017,020
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,500	3,381,445
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	3,930	3,682,252
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,765,210
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,490	2,380,701
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,272,435
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,162,491
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	237,675
Series 2010 A, RB(c)	6.25%	06/01/2041	1,200	1,199,952
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	$10,140	$ 1,507,568
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	2,981,293
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,239,421
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,045,286
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	490	515,467
Series 2020, Ref. RB(h)	5.38%	08/01/2036	900	950,511
Series 2023, RB(h)	5.38%	06/30/2060	1,975	2,048,284
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	970	970,312
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,270	1,270,129
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	1,980	2,042,598
Series 2018, RB(h)	5.00%	01/01/2034	1,225	1,263,649
Series 2018, RB(h)	5.00%	01/01/2036	1,140	1,172,753
Series 2020, RB(h)	5.00%	10/01/2040	1,905	1,974,874
Series 2020, RB(h)	4.38%	10/01/2045	1,110	1,079,551
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,985	2,970,993
Series 2016 A, RB(h)	5.25%	01/01/2050	1,620	1,613,144
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,200	1,260,043
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,520,393
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	740,538
Series 2021 A, RB	5.00%	11/15/2056	1,065	1,112,565
Series 2022, RB(f)	5.00%	05/15/2051	5,175	5,445,312
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,249,317
				100,479,584
North Carolina–0.46%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	1,900	1,945,310
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(d)(e)	0.00%	01/01/2053	2,750	654,974
				2,600,284
North Dakota–0.59%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,210	1,956,739
Series 2017 C, RB	5.00%	06/01/2053	1,645	1,409,390
				3,366,129
Ohio–4.24%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	781,433
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,755	4,235,090
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,390	6,621,731
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,155	729,950
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,323
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	530	524,454
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,687,581
Series 2017, Ref. RB	5.50%	02/15/2052	780	789,165
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,801,786
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,356,040
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,288,962
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(m)	6.00%	04/01/2038	$ 1,425	$ 374,775
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	793,630
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,159,009
				24,143,929
Oklahoma–1.00%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,585	3,660,583
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,075	1,173,561
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	310	310,226
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	580	580,423
				5,724,793
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	767	789,212
Oregon–1.17%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	441,421
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,140	3,299,888
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,305	1,397,900
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,465	1,504,519
				6,643,728
Pennsylvania–2.72%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,541,909
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,122,529
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	1,845	1,913,249
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	925	948,968
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	464,427
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	1,180	1,081,323
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	3,855	3,876,028
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	375	375,353
Series 2021, Ref. RB (INS - AGM)(d)(h)	4.00%	07/01/2041	1,200	1,151,269
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,664,132
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	380,572
				15,519,759
Puerto Rico–5.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,415	2,427,483
Series 2002, RB	5.63%	05/15/2043	1,740	1,760,618
Series 2005 A, RB(e)	0.00%	05/15/2050	5,450	990,521
Series 2005 B, RB(e)	0.00%	05/15/2055	2,390	263,752
Series 2008 A, RB(e)	0.00%	05/15/2057	14,090	1,132,131
Series 2008 B, RB(e)	0.00%	05/15/2057	35,570	2,139,806
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,150,270
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,129,761
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	873,181
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	515,887
Subseries 2022, RN	0.00%	11/01/2043	679	421,903
Subseries 2022, RN	0.00%	11/01/2051	1,300	820,846
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	$ 850	$ 825,558
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	1,270	1,258,129
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	690	681,861
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	610	599,180
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,355	1,120,363
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,330	1,629,251
Series 2018 A-1, RB(e)	0.00%	07/01/2046	7,840	2,511,174
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,320	2,454,480
Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,743,980
Series 2018 A-1, RB	5.00%	07/01/2058	2,010	2,010,652
Series 2019 A-2, RB	4.33%	07/01/2040	990	986,902
Series 2019 A-2, RB	4.78%	07/01/2058	770	763,189
				30,210,878
Rhode Island–0.36%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	2,036,149
South Carolina–1.20%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,909,555
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	460	502,592
Series 2024, RB	5.50%	11/01/2054	770	836,727
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,569,513
				6,818,387
South Dakota–0.86%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,949,677
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	941,380
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	995,316
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,028,489
				4,914,862
Tennessee–2.92%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,203,873
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,905,851
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,834,958
Knox County & Knoxville City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,675	3,026,289
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,737,898
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,230	1,246,193
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	880	897,015
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,300,764
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,480,362
				16,633,203
Texas–20.61%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	5,105	5,108,302
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,070	1,132,401
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	996,897
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,183,740
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,607,572
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	887,536
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,493,226
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	$ 3,880	$ 3,650,187
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,733,819
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,305	1,234,564
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/15/2031	5,395	6,074,120
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	979,830
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,151,075
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,595	1,683,442
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	250	250,130
Series 2021 A, RB(h)	4.00%	07/01/2041	555	521,596
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	509,689
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2025	4,650	4,426,427
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,226,384
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,194,701
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,935	2,917,717
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	810	770,377
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(m)	4.75%	07/01/2052	750	487,500
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,068,114
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	505	499,334
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,373,914
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	925,375
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	197,944
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,227,378
Series 2020, RB	5.25%	10/01/2055	2,140	1,791,170
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,330	2,340,109
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	18,900	16,541,102
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,740	2,910,867
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,795	3,059,468
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,648,145
Tarrant (County of), TX; Series 2022, GO Bonds(f)	4.00%	07/15/2047	10,500	9,896,867
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	2,943,198
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,884,994
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,352,751
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(k)(m)	6.38%	02/15/2048	1,765	970,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	75,315
Series 2020, Ref. RB	6.75%	11/15/2051	80	72,713
Series 2020, Ref. RB	6.88%	11/15/2055	80	73,183
Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2041	2,000	870,140
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,170	1,789,167
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	970	517,292
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,840	1,841,926
Texas (State of) Water Development Board; Series 2023 A, RB	4.75%	10/15/2043	1,890	1,992,055
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,305	1,220,094
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,250	2,312,047
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,068,196
Texas Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,140	3,336,531
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	$ 5	$ 5,000
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,075	2,810,474
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,250	3,512,969
				117,349,814
Utah–1.39%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	409,090
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	795	824,440
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,059,273
Series 2023 A, RB(h)	5.50%	07/01/2053	2,690	2,885,635
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	933,148
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,430	1,442,175
				7,926,790
Virginia–1.84%
Fairfax (County of), VA Industrial Development Authority (Inova Health System); Series 2014 A, RB	5.00%	05/15/2044	1,250	1,250,005
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,240	1,328,325
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	305	279,943
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(k)(m)	5.25%	09/01/2049	135	125,817
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	4.00%	01/01/2040	3,200	2,989,725
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	535	543,362
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,535	1,544,447
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	405	407,965
Series 2017, RB(h)	5.00%	12/31/2056	2,010	2,014,448
				10,484,037
Washington–2.76%
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,032,832
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,293,752
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,630	2,524,590
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,770	1,925,536
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,341,938
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	343,806
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	271,043
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,094	970,142
				15,703,639
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	790	848,426
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,580,175
				2,428,601
Wisconsin–4.99%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,130	1,657,686
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	27,975	4,364,184
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,607,546
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,355,055
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	$ 2,365	$ 2,246,092
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	770	626,062
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,267,083
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,500,562
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	835	815,097
Series 2014, RB	5.13%	05/01/2029	1,000	956,777
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	784,996
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(m)	6.75%	08/01/2031	865	631,450
Series 2017, RB(c)	6.75%	12/01/2042	2,015	1,950,628
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	368,749
Series 2022 A, RB(c)	6.13%	02/01/2050	435	401,015
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	609,470
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	276,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,601,365
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,576,826
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	807,077
				28,404,470
Total Municipal Obligations (Cost $822,705,082)				828,695,842
			Shares
Exchange-Traded Funds–0.14%
Invesco Municipal Strategic Income ETF (Cost $781,339)(n)			15,338	777,082
TOTAL INVESTMENTS IN SECURITIES(o)–145.67% (Cost $823,486,421)				829,472,924
FLOATING RATE NOTE OBLIGATIONS–(16.55)%
Notes with interest and fee rates ranging from 3.88% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(p)				(94,225,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.41)%				(178,871,056)
OTHER ASSETS LESS LIABILITIES–2.29%				13,030,979
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$569,407,847
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $46,794,526, which represented 8.22% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at May 31, 2024 was $3,129,481, which represented less than 1% of the Trust’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $2,947,325, which represented less than 1% of the Trust’s Net Assets.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$783,167	$-	$-	$(6,085)	$-	$777,082	$8,006

(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.20%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $137,355,597 are held by TOB Trusts and serve as collateral for the $94,225,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$828,695,842	$—	$828,695,842
Exchange-Traded Funds	777,082	—	—	777,082
Total Investments	$777,082	$828,695,842	$—	$829,472,924
Invesco Quality Municipal Income Trust